UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Callisto Capital Management Inc.
Address: 38 East 57th Street, 14th Flr.

         New York, NY  10022

13F File Number:  28-05579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Danielle Danese
Title:     President
Phone:     212-688-4300

Signature, Place, and Date of Signing:

     /s/ Danielle Danese     New York, NY     July 16, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $12,483 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADPT                           COM              00651F108      903   114469 SH       SOLE                   114469        0        0
ASFT                           COM              04314L106       87    57800 SH       SOLE                    57800        0        0
AVID                           COM              05367P100      650    70166 SH       SOLE                    70166        0        0
CDN                            COM              127387108     1972   122304 SH       SOLE                   122304        0        0
COVD                           COM              222814204      164   140000 SH       SOLE                   140000        0        0
CRAY                           COM              225223106      190    43400 SH       SOLE                    43400        0        0
CTG                            COM              205477102      640   128684 SH       SOLE                   128684        0        0
DCLK                           COM              258609304      702    94660 SH       SOLE                    94660        0        0
FORG                           COM              34629U103      299    59800 SH       SOLE                    59800        0        0
GEMS                           COM              377899109       77    61255 SH       SOLE                    61255        0        0
GSPN                           COM              37957V106      264    68240 SH       SOLE                    68240        0        0
INVN                           COM              461851107      293    12200 SH       SOLE                    12200        0        0
NMSS                           COM              629248105      610   251005 SH       SOLE                   251005        0        0
NT                             COM              656568102      522   360000 SH       SOLE                   360000        0        0
PALM                           COM              696642107      211   120000 SH       SOLE                   120000        0        0
QAV                            COM              6K799W9G1      203   150000 SH  CALL SOLE                   150000        0        0
RCNC                           COM              749361101      246   180660 SH       SOLE                   180660        0        0
T                              COM              001957109      749    70000 SH       SOLE                    70000        0        0
TSTN                           COM              900423104      893   206260 SH       SOLE                   206260        0        0
TWTC                           COM              887319101      134    80000 SH       SOLE                    80000        0        0
TXCC                           COM              894065101      304   475000 SH       SOLE                   475000        0        0
TYC                            COM              902124106     1148    85000 SH       SOLE                    85000        0        0
VTSS                           COM              928497106      299    96000 SH       SOLE                    96000        0        0
YHOO                           COM              984332106      923    62500 SH       SOLE                    62500        0        0